Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
Organization and Description of Business
Ashford Inc. (the “Company”) is a Maryland corporation that provides asset management services, advisory services and other products and services primarily to clients in the hospitality industry. We became a public company in November 2014, when Ashford Hospitality Trust, Inc. (“Ashford Trust”) completed the spin-off of Ashford Inc. through the distribution of approximately 70% of our outstanding common stock to Ashford Trust stockholders and unitholders in Ashford Trust's operating partnership, collectively. Our common stock is listed on the NYSE American LLC (“NYSE American”). As of June 30, 2019, Ashford Trust held approximately 598,000 shares of our common stock, which represented an approximate 24.2% ownership interest in Ashford Inc., and Braemar Hotels & Resorts Inc. (“Braemar”) held approximately 195,000 shares, which represented an approximate 7.9% ownership interest in the Company.
We are currently the advisor for Ashford Trust and Braemar. In our capacity as the advisor to Ashford Trust and Braemar, we are responsible for implementing the investment strategies and managing the day-to-day operations of Ashford Trust and Braemar, in each case subject to the supervision and oversight of the respective board of directors of Ashford Trust and Braemar. Ashford Trust commenced operating in August 2003 and is focused on investing in full service hotels in the upscale and upper-upscale segments in the U.S. that have revenue per available room (“RevPAR”) generally less than twice the U.S. national average. Braemar invests primarily in luxury hotels and resorts with RevPAR of at least twice the U.S. national average. Braemar became a publicly traded company in November 2013 upon the completion of its spin-off from Ashford Trust. Each of Ashford Trust and Braemar is a real estate investment trust (“REIT”) as defined in the Internal Revenue Code, and the common stock of each of Ashford Trust and Braemar is traded on the NYSE.
We provide the personnel and services that we believe are necessary for each of Ashford Trust and Braemar to conduct their respective businesses. We may also perform similar functions for new or additional platforms. We are not responsible for managing the day-to-day operations of the individual hotel properties owned by either Ashford Trust or Braemar, which duties are, and will continue to be, the responsibility of the hotel management companies that operate the hotel properties owned by Ashford Trust and Braemar.
We conduct our advisory business primarily through an operating entity, Ashford Hospitality Advisors LLC (“Ashford LLC”), our hospitality products and services business primarily through an operating entity, Ashford Hospitality Services LLC (“Ashford Services”), and our project management business through an operating entity, Premier Project Management LLC (“Premier”). We own substantially all of our assets and conduct substantially all of our business through Ashford LLC, Ashford Services and Premier.
On January 16, 2018, the Company closed on the acquisition of a passenger vessel and other assets related to RED Hospitality & Leisure LLC (“RED”), a provider of watersports activities and other travel and transportation services. This transaction was accounted for as an asset acquisition recorded at cost and did not result in the recognition of goodwill. During 2018, RED acquired additional passenger vessels and a ferry. The Company owns an 80.0% interest in RED. See notes 2, 11 and 15.
On June 26, 2018, the Company entered into the Enhanced Return Funding Program Agreement and Amendment No. 1 to the Amended and Restated Advisory Agreement (the “Ashford Trust ERFP Agreement”) with Ashford Trust. The independent members of the board of directors of each of the Company and Ashford Trust, with the assistance of separate and independent legal counsel, engaged to negotiate the Ashford Trust ERFP Agreement on behalf of the Company and Ashford Trust, respectively. Under the Ashford Trust ERFP Agreement, the Company agreed to provide $50 million (the “ERFP Commitment”) to Ashford Trust in connection with Ashford Trust’s acquisition of hotels recommended by us, with the option to increase the ERFP Commitment to up to $100 million upon mutual agreement by the parties. Under the Ashford Trust ERFP Agreement, the Company’s ERFP Commitment will be fulfilled as the Company pays Ashford Trust 10% of each acquired hotel’s purchase price in exchange for furniture fixtures and equipment (“FF&E”), which is subsequently leased to Ashford Trust rent-free. Ashford Trust must provide reasonable advance notice to the Company to request ERFP funds in accordance with the Ashford Trust ERFP Agreement. The Ashford Trust ERFP Agreement requires that the Company acquire the related FF&E either at the time of the property acquisition or at any time generally within two years of Ashford Trust acquiring the hotel property. The Company recognizes the related depreciation tax deduction at the time such FF&E is purchased by the Company and placed into service at Ashford Trust’s hotel properties. However, the timing of the FF&E being purchased and placed into service is subject to uncertainties outside of the Company’s control that could delay the realization of any tax benefit associated with the purchase of FF&E. See notes 2, 10 and 15.
On August 8, 2018, we completed the acquisition of Premier, the project management business formerly conducted by certain affiliates of Remington Holdings, LP (“Remington”), for a total transaction value of $203 million. As a result, the project management services that were previously provided by Remington Lodging & Hospitality, LLC (“Remington Lodging”) are now provided by a subsidiary of Ashford Inc. under the respective project management agreement with each customer, including Ashford Trust and Braemar. The purchase price was paid by issuing 8,120,000 shares of the Series B Convertible Preferred Stock to the sellers of Premier (the “Remington Sellers”), primarily MJB Investments, LP (which is wholly-owned by Monty J. Bennett, our Chief Executive Officer and Chairman of our board of directors), and his father Archie Bennett, Jr., the Chairman Emeritus of Ashford Trust (together, the “Bennetts”). The Series B Convertible Preferred Stock has a conversion price of $140 per share and would convert into 1,450,000 shares of our common stock. Cumulative dividends on the Series B Convertible Preferred Stock are payable at an annual rate of 5.5% in the first year, 6.0% in the second year, and 6.5% in the third year and each year thereafter. In addition to certain separate class voting rights, the holders of the Series B Convertible Preferred Stock vote on an as-converted basis with the holders of the common stock on all matters submitted for approval by the holders of our capital stock possessing general voting rights. However, for five years following the closing of the acquisition of Premier, the Remington Sellers and their transferees are subject to certain voting restrictions with respect to shares in excess of 25% of the combined voting power of the Company’s outstanding capital stock. The holders of the Series B Convertible Preferred Stock have certain conversion rights upon certain events constituting a change of control of the Company. See notes 4 and 12.
In connection with the acquisition of Premier, we effected a holding company reorganization. The change in holding company organizational structure was effected by a merger, pursuant to which each issued and outstanding share of common stock, par value $0.01 per share, of our predecessor publicly-traded parent Ashford OAINC Inc. (formerly named Ashford Inc.) (“Old Ashford”) was converted into one share of common stock, par value $0.01 per share, of the Company having the same rights, powers and preferences and the same qualifications, limitations and restrictions as a share of common stock of Old Ashford. As a result of the foregoing, we became the successor issuer of Old Ashford under Rule 12g-3 of the Securities and Exchange Act of 1934, as amended (the “Exchange Act”). Our common stock continues to be listed on the NYSE American under the symbol “AINC.”
On September 28, 2018, we completed a public offering of 270,000 shares of common stock at a price to the public of $74.50 per share, resulting in gross proceeds of $20.1 million. The net proceeds from the sale of the shares, after discounts and commissions to the underwriters and offering expenses, were approximately $18.2 million. We also sold an additional 10,000 shares of common stock to the underwriters on October 10, 2018, in connection with the underwriters’ partial exercise of their over-allotment option that had been granted to them in connection with the transaction. The net proceeds from the sale of the over-allotment shares, after discounts and commissions to the underwriters, were approximately $700,000.
Effective January 1, 2019, we acquired a 30% noncontrolling ownership interest in Real Estate Advisory Holdings LLC (“REA Holdings”), a real estate advisory firm that provides financing, advisory and property sales services primarily to clients in the hospitality and leisure industry, for a purchase price of approximately $3.0 million which was paid in the form of $2.1 million cash and the issuance of 16,529 shares of our common stock (approximately $890,000) to the seller pursuant to the exemption from the registration requirements under the Securities Act, provided under Section 4(a)(2) thereunder. We have an option to acquire an additional 50% of the ownership interests in REA Holdings for $12.5 million beginning on January 1, 2022. Our investment in REA Holdings is accounted for under the equity method as we have significant influence over the voting interest entity.
On January 15, 2019, the Company entered into the Enhanced Return Funding Program Agreement and Amendment No. 1 to the Fifth Amended and Restated Advisory Agreement (the “Braemar ERFP Agreement”) with Braemar. The independent members of the board of directors of each of the Company and Braemar, with the assistance of separate and independent legal counsel, engaged to negotiate the Braemar ERFP Agreement on behalf of the Company and Braemar, respectively. Under the Braemar ERFP Agreement, the Company agreed to provide $50 million (the “ERFP Commitment”) to Braemar in connection with Braemar’s acquisition of hotels recommended by us, with the option to increase the ERFP Commitment to up to $100 million upon mutual agreement by the parties. Under the Braemar ERFP Agreement, the Company’s ERFP Commitment will be fulfilled as the Company pays Braemar 10% of each acquired hotel’s purchase price in exchange for FF&E, which is subsequently leased to Braemar rent-free. Braemar must provide reasonable advance notice to the Company to request ERFP funds in accordance with the Braemar ERFP Agreement. The Braemar ERFP Agreement requires that the Company acquire the related FF&E either at the time of the property acquisition or at any time generally within two years of Braemar acquiring the hotel property. The Company recognizes the related depreciation tax deduction at the time such FF&E is purchased by the Company and placed into service at Braemar’s hotel properties. However, the timing of the FF&E being purchased and placed into service is subject to uncertainties outside of the Company’s control that could delay the realization of any tax benefit associated with the purchase of FF&E. See notes 2, 10 and 15.
On March 1, 2019, J&S Audio Visual (“JSAV”), our consolidated subsidiary, acquired a privately-held company, BAV Services in the United States (“BAV”). BAV is an audio visual rental, staging, and production company focused on meeting and special event services. As a result of the acquisition, our ownership interest in JSAV, which we consolidate under the voting interest model, increased from 85% to approximately 88%. The purchase price consisted of: (i) $5.0 million in cash (excluding working capital adjustments) funded by an existing JSAV term loan; (ii) $4.0 million in the form of Ashford Inc. common stock consisting of (a) 61,387 shares issued on March 1, 2019, which was determined based on an agreed upon value of $3.5 million using a thirty-day volume weighted average price per share (“30-Day VWAP”) of $57.01 and had an estimated fair value of approximately $3.8 million as of the acquisition date and (b) $500,000 of stock to be issued 18 months after the acquisition date, subject to certain conditions; and (iii) contingent consideration related to the achievement of certain performance targets with an estimated fair value of approximately $1.4 million, payable, if earned, 12 to 18 months after the acquisition date. Additionally, the transaction includes a stock consideration collar. See note 4.
On May 31, 2019, Ashford Inc. signed a Combination Agreement, dated May 31, 2019, between the Bennetts, Remington, Remington Holdings GP, LLC, MJB Investments, LP, the Company, James L. Cowen, Jeremy J. Welter, Ashford Nevada Holding Corp. and Ashford Merger Sub Inc. (which was subsequently amended on July 17, 2019) (the “Combination Agreement”) to acquire the Hotel Management business of Remington, a privately held company. The transaction, which is expected to close sometime in the fourth quarter of 2019, is subject to approval by Ashford Inc.’s stockholders, the receipt of an acceptable Private Letter Ruling (“PLR”) from the Internal Revenue Service and customary closing conditions. Under the terms of the agreement, Ashford Inc. will acquire Remington’s Hotel Management business for a purchase price of $275 million, payable by the issuance of $275 million of a new Series D Convertible Preferred Stock. In the previous transaction for Remington’s Project Management business, the sellers received $203 million of Series B Convertible Preferred Stock. For this transaction involving Remington’s Hotel Management business, that $203 million of Series B Convertible Preferred Stock will be exchanged for $203 million of Series D Convertible Preferred Stock (such that, after the transactions, $478 million of Series D Convertible Preferred Stock, and no Series B Convertible Preferred Stock, will be outstanding). The new Series D Convertible Preferred Stock will be convertible into shares of common stock at a price of $117.50 per share (a 164% premium to the closing price of Ashford’s common stock on the agreement date of May 31, 2019). Dividends on the Series D Convertible Preferred Stock will be payable at an annual rate of 6.59% in the first year, 6.99% in the second year, and 7.28% in the third year and each year thereafter. Voting rights of the Series D Convertible Preferred Stock will be on an as-converted basis, and the holders of the Series D Convertible Preferred Stock will have a voting limit of 40% of the total voting power of Ashford Inc. until August 8, 2023. The holders of the Series D Convertible Preferred Stock have certain conversion rights upon certain events constituting a change of control of the Company. Remington is currently owned by Monty J. Bennett, Ashford Inc.’s Chairman and Chief Executive Officer, and his father, Archie Bennett, Jr., the Chairman Emeritus of Ashford Trust. Ashford Inc.’s Board of Directors formed a special committee of independent and disinterested directors to analyze, negotiate, and recommend the transaction to Ashford Inc.’s Independent Directors. Ashford Inc.’s Independent Directors have unanimously recommended approval of the acquisition by Ashford Inc.’s stockholders.
The accompanying condensed consolidated financial statements reflect the operations of our advisory and asset management business, hospitality products and services business, and entities that we consolidate. In this report, the terms the “Company,” “we,” “us” or “our” refers to Ashford Inc. and all entities included in its condensed consolidated financial statements.

Organization and Description of Business
 Ashford Inc. (the “Company”) is a Maryland corporation formed on April 2, 2014, that provides asset management services, advisory services and other products and services primarily to clients in the hospitality industry. We became a public company in November 2014, when Ashford Hospitality Trust, Inc. (“Ashford Trust”) completed the spin-off of Ashford Inc. through the distribution of approximately 70% of our outstanding common stock to Ashford Trust stockholders and unitholders in Ashford Trust's operating partnership, collectively. Our common stock is listed on the NYSE American LLC (“NYSE American”). As of December 31, 2018, Ashford Trust held approximately 598,000 shares of our common stock, which represented an approximate 25.0% ownership interest in Ashford Inc., and Braemar Hotels & Resorts Inc. (“Braemar”) held approximately 195,000 shares, which represented an approximate 8.1% ownership interest in Ashford Inc.
Ashford Inc. was formed through a spin-off of Ashford Trust’s asset management business in November 2014. The spin-off was completed by means of a distribution of common stock of Ashford Inc. and common units of Ashford Hospitality Advisors LLC (“Ashford LLC”), a Delaware limited liability company formed on April 5, 2013. Ashford LLC had no operations until November 19, 2013, the date of the Braemar spin-off. As part of the Ashford Inc. spin-off from Ashford Trust, Ashford LLC became a subsidiary of Ashford Inc. on November 12, 2014. We conduct our advisory business primarily through an operating entity, Ashford LLC, our hospitality products and services business primarily through an operating entity, Ashford Hospitality Services LLC ("Ashford Services"), and our project management business through an operating entity, Premier Project Management LLC (“Premier”). We own substantially all of our assets and conduct substantially all of our business through Ashford LLC, Ashford Services and Premier.
We are currently the advisor for Ashford Trust and Braemar. In our capacity as the advisor to Ashford Trust and Braemar, we are responsible for implementing the investment strategies and managing the day-to-day operations of Ashford Trust and Braemar, in each case subject to the supervision and oversight of the respective board of directors of Ashford Trust and Braemar. Ashford Trust commenced operating in August 2003 and is focused on investing in full service hotels in the upscale and upper-upscale segments in the U.S. that have revenue per available room (“RevPAR”) generally less than twice the national average. Braemar invests primarily in luxury hotels and resorts with RevPAR of at least twice the U.S. national average. Braemar became a publicly traded company in November 2013 upon the completion of its spin-off from Ashford Trust. Each of Ashford Trust and Braemar is a real estate investment trust (“REIT”) as defined in the Internal Revenue Code, and the common stock of each of Ashford Trust and Braemar is traded on the NYSE.
On April 6, 2017, Ashford Inc. entered into the Amended and Restated Limited Liability Company Agreement (the “Amended and Restated LLC Agreement”) of Ashford Hospitality Holdings LLC, a Delaware limited liability company and a subsidiary of the Company (“Ashford Holdings”), in connection with the merger (the “Merger”) of Ashford Merger Sub LLC, a Delaware limited liability company, with and into Ashford LLC, with Ashford LLC surviving the Merger as a wholly-owned subsidiary of Ashford Holdings. Ashford Holdings is owned 99.8% by Ashford Inc. and 0.2% by redeemable noncontrolling interest holders. The terms of the Amended and Restated LLC Agreement are consistent with the terms of the Amended and Restated Limited Liability Company Agreement of Ashford LLC. The Merger was effectuated in order to facilitate our investments in businesses that provide products and services to the hospitality industry.
Ashford Investment Management, LLC (“AIM”) is an indirect subsidiary of the Company, established to serve as an investment advisor to us, third parties, and any private securities funds sponsored by us or our affiliates (the “Funds”) and is a registered investment advisor with the Securities and Exchange Commission (the “SEC”). AIM Management Holdco, LLC (“Management Holdco”) owns 100% of AIM. We, through Ashford LLC, own 100% of Management Holdco. AIM and Management Holdco are consolidated by Ashford Inc. as it has control. AIM manages a portion of Ashford Trust’s excess cash under an investment management agreement. AIM is not compensated for its services but is reimbursed for all costs and expenses.
On April 6, 2017, we acquired a 70% interest in Pure Wellness. Pure Wellness’ patented 7-step purification process treats a room’s surfaces, including the air, and removes up to 99% of pollutants. To consummate the acquisition, Ashford Services entered into an Amended and Restated Limited Liability Company Agreement (the “LLC Agreement”) with PRE Opco, LLC (“Pure Wellness”), pursuant to which Ashford Services became the sole owner of the common equity, or Series A Units. In conjunction with the LLC Agreement, Ashford Services contributed $97,000 cash to Pure Wellness as required by the LLC Agreement. Pursuant to the Asset and Liability Contribution Agreement (the “Contribution Agreement”), by and among Pure Wellness (as contributee) and PAFR, LLC, the members of PAFR, LLC and Brault Enterprises, LLC (collectively, the “Sellers”), the Sellers contributed liabilities, net of assets, of the predecessor operating company, Pure Wellness NA, LLC, with a fair value of $532,000 in exchange for certain equity interests in Pure Wellness, including 30% of the Series A Units, 100% of the Series B-1 Units, and 50% of the Series B-2 Units. The fair value of the remaining equity consideration included $42,000 of Series A Units, $181,000 of Series B-1 Units, and $202,000 of Series B-2 Units, totaling $425,000. As a result of the Contribution Agreement, our equity interest in Pure Wellness was 70%. See notes 2, 5, 13 and 17 to our consolidated financial statements.
On November 1, 2017, we acquired an 85% controlling interest in J&S Audio Visual Communications, Inc., J&S Audiovisual Mexico, S. de R.L. de C.V. and J&S Audio Visual Dominican Republic, L.P. (collectively referred to as “J&S”) for approximately $25.5 million. J&S provides an integrated suite of audio visual services including show and event services, hospitality services, creative services, and design and integration services to its customers in various venues including hotels and convention centers in the United States, Mexico and the Dominican Republic. See notes 2, 5, 14 and 17 to our consolidated financial statements.
On January 2, 2018, the Company issued 8,962 shares of common stock to the OpenKey redeemable noncontrolling interest holder in connection with the purchase of 519,647 shares of the outstanding Class B common stock in OpenKey, Inc. The common stock was issued pursuant to the exemption from the registration requirements under the Securities Act provided under Section 4(a)(2) thereunder.
On January 16, 2018, the Company closed on the acquisition of a passenger vessel and other assets related to RED Hospitality & Leisure LLC ("RED"), a provider of watersports activities and other travel and transportation services. The Company paid $970,000 cash, comprised of a $750,000 deposit paid on December 11, 2017, which was reflected on our consolidated balance sheet as “other assets” as of December 31, 2017, and an additional $220,000 paid on January 16, 2018. This transaction was accounted for as an asset acquisition recorded at cost, and did not result in the recognition of goodwill. During 2018, our RED operating subsidiary acquired additional passenger vessels for $2.4 million a ferry for $2.5 million and paid a $400,000 deposit for a new passenger vessel. The Company owns an 80% interest in RED. See notes 2, 13 and 17 to our consolidated financial statements.
On April 6, 2018, Ashford Inc. signed a definitive agreement to acquire the project management business of Remington Holdings, L.P. (“Remington”).
On June 26, 2018, the Company entered into the Enhanced Return Funding Program Agreement and Amendment No. 1 to the Amended and Restated Advisory Agreement (the “Ashford Trust ERFP Agreement”) with Ashford Trust. The independent members of the board of directors of each of the Company and Ashford Trust, with the assistance of separate and independent legal counsel, engaged to negotiate the Ashford Trust ERFP Agreement on behalf of the Company and Ashford Trust, respectively. Under the Ashford Trust ERFP Agreement, the Company agreed to provide $50 million to Ashford Trust in connection with Ashford Trust’s acquisition of hotels recommended by us, with the option to increase the funding commitment to up to $100 million upon mutual agreement by the parties. The Company is obligated to provide Ashford Trust 10% of the acquired hotel’s purchase price in exchange for FF&E, which is subsequently leased to Ashford Trust rent-free. The Company records ERFP obligations in our consolidated balance sheet as “other assets” and “other liabilities.” Ashford Trust must provide reasonable advance notice to the Company to request ERFP funds in accordance with the Ashford Trust ERFP Agreement. The Ashford Trust ERFP Agreement requires that the Company acquire the related FF&E either at the time of the property acquisition or at any time generally within two years of Ashford Trust acquiring the hotel property. The Company recognizes the related depreciation tax deduction at the time such FF&E is purchased by the Company and placed into service at Ashford Trust properties. However, the timing of the FF&E being purchased and placed into service is subject to uncertainties outside of the Company’s control that could delay the realization of any tax benefit associated with the purchase of FF&E. See notes 11 and 17.
On June 29, 2018, Ashford Trust acquired the Hilton Old Town Alexandria in Alexandria, Virginia, for a purchase price of $111.0 million. In connection with Ashford Trust's acquisition of the hotel, the Company was obligated to provide Ashford Trust with approximately $11.1 million in exchange for FF&E for use at Ashford Trust properties, in each case subject to the terms of the Ashford Trust ERFP Agreement. As of December 31, 2018, the Company had paid Ashford Trust $11.1 million of cash in exchange for FF&E that was subsequently leased back to Ashford Trust rent-free under the Ashford Trust ERFP Agreement. See notes 11 and 17.
On August 7, 2018, at a Special Meeting of Stockholders, Ashford Inc. shareholders voted to approve certain matters related to Ashford Inc.’s acquisition of the project management business of Remington, including the issuance of 8,120,000 shares of Series B Cumulative Convertible Preferred Stock (the “Series B Convertible Preferred Stock”).
On August 8, 2018, we completed the acquisition of Premier, the project management business formerly conducted by certain affiliates of Remington, for a total transaction value of $203 million. As a result, the project management services that were previously provided by Remington Lodging & Hospitality, LLC, (“Remington Lodging”) are now provided by a subsidiary of Ashford Inc. under the respective project management agreement with each customer, including Ashford Trust and Braemar. The purchase price was paid by issuing 8,120,000 shares of the Series B Convertible Preferred Stock to the sellers of Premier (the “Remington Sellers”), primarily MJB Investments, LP (which is wholly-owned by Monty J. Bennett, our Chief Executive Officer and Chairman of our board of directors), and his father Archie Bennett, Jr., the Chairman Emeritus of Ashford Trust (together, the “Bennetts”). The Series B Convertible Preferred Stock has a conversion price of $140 per share and would convert into 1,450,000 shares of our common stock. Dividends on the Series B Convertible Preferred Stock are payable at an annual rate of 5.5% in the first year, 6.0% in the second year, and 6.5% in the third year and each year thereafter. In addition to certain separate class voting rights, the holders of the Series B Convertible Preferred Stock vote on an as-converted basis with the holders of the common stock on all matters submitted for approval by the holders of our capital stock possessing general voting rights. However, for five years following the closing of the acquisition of Premier, the Remington Sellers and their transferees are subject to certain voting restrictions with respect to shares in excess of 25% of the combined voting power of the Company’s outstanding capital stock. The holders of the Series B Convertible Preferred Stock have certain conversion rights upon certain events constituting a change of control of the Company.
In connection with the acquisition of Premier, we effected a holding company reorganization. The change in holding company organizational structure was effected by a merger, pursuant to which each issued and outstanding share of common stock, par value $0.01 per share, of our predecessor publicly-traded parent Ashford OAINC Inc. (formerly named Ashford Inc.) (“Old Ashford”) was converted into one share of common stock, par value $0.01 per share, of the Company having the same rights, powers and preferences and the same qualifications, limitations and restrictions as a share of common stock of Old Ashford. As a result of the foregoing, we became the successor issuer of Old Ashford under Rule 12g-3 of the Securities and Exchange Act of 1934, as amended (the “Exchange Act”). Our common stock continues to be listed on the NYSE American under the symbol “AINC.”
On August 31, 2018, our RED operating subsidiary entered into a term loan of $1.8 million for which the creditor has recourse to Ashford Inc. The term loan bears interest at the Prime Rate plus 2.00% and matures on February 1, 2029.
On September 28, 2018, we completed a public offering of 270,000 shares of common stock at a price to the public of $74.50 per share, resulting in gross proceeds of $20.1 million. The net proceeds from the sale of the shares after discounts and commissions to the underwriters and offering expenses were approximately $18.2 million. We also sold an additional 10,000 shares of common stock to the underwriters on October 10, 2018, in connection with the underwriters’ partial exercise of their over-allotment option that had been granted to them in connection with the transaction. The net proceeds from the sale of the over-allotment shares after discounts and commissions to the underwriters were approximately $700,000.
On October 31, 2018, Ashford Trust acquired the La Posada de Santa Fe (“La Posada”) in Santa Fe, New Mexico, for a purchase price of $50 million. In connection with Ashford Trust's acquisition of the hotel, the Company was obligated to provide Ashford Trust with approximately $5.0 million in exchange for FF&E for use at Ashford Trust properties, in each case subject to the terms of the Ashford Trust ERFP Agreement. As of December 31, 2018, the Company had paid Ashford Trust $5.0 million of cash in exchange for FF&E that was subsequently leased back to Ashford Trust rent-free under the Ashford Trust ERFP Agreement. See notes 11 and 17.
The accompanying consolidated financial statements reflect the operations of our advisory and asset management business, hospitality products and services business, investment management business and entities that we consolidate. Our advisory and asset management business and investment management business provides asset and investment management, accounting and legal services to Ashford Trust and Braemar. In this report, the terms the “Company,” “we,” “us” or “our” refers to Ashford Inc. and all entities included in its consolidated financial statements.